Consolidated Schedule of Investments (unaudited)
January 31, 2026
iShares® Transition-Enabling Metals ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank of America N.A, 4.06%, 05/06/26	$250	$250,186
Barclays Bank PLC/New York, 4.08%, 04/21/26, (1-day SOFR + 0.44%)(a)	250	250,162
BNP Paribas SA, 4.32%, 07/14/26	250	250,501
Sumitomo Mitsui Financial Group, Inc., 4.40%, 06/04/26	250	250,349
Total Certificates of Deposit — 8.2% (Cost: $1,000,000)		1,001,198
Commercial Paper
Citigroup Global Markets, Inc., 3.75%, 03/20/26, (1-day SOFR + 0.30%)(a)(b)	250	250,066
Concord Minutemen Capital Co. LLC, 3.83%, 06/08/26(b)	390	384,726
Danske Bank A/S, 3.69%, 02/05/26(b)	250	249,846
Total Commercial Paper — 7.2% (Cost: $884,276)		884,638
U.S. Treasury Obligations(c)
U.S. Treasury Bill
3.60%, 07/16/26	1,000	983,919
3.76%, 09/03/26	500	489,879
4.08%, 07/09/26	500	492,303
Total U.S. Treasury Obligations — 16.0% (Cost: $1,964,485)		1,966,101
Security	Shares	Value
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	8,700,000	$8,700,000
Total Money Market Funds — 71.0% (Cost: $8,700,000)		8,700,000
Total Investments — 102.4% (Cost: $12,548,761)		12,551,937
Liabilities in Excess of Other Assets — (2.4)%		(295,196)
Net Assets — 100.0%		$12,256,741

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$5,580,000	$3,120,000 (a)	$—	$—	$—	$8,700,000	8,700,000	$68,753	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
LME Nickel	8	04/13/26	$860	$2,329
LME PRI Aluminum	35	04/13/26	2,751	(13,599)
LME Zinc	10	04/13/26	852	52,798
Platinum	5	04/28/26	530	122,919
Cobalt Fastmarket	2	04/30/26	114	(8,225)
Copper	25	05/27/26	3,739	(23,847)

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Transition-Enabling Metals ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Silver	9	05/27/26	$3,561	$(183,700)
				$(51,325)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$1,001,198	$—	$1,001,198
Commercial Paper	—	884,638	—	884,638
U.S. Treasury Obligations	—	1,966,101	—	1,966,101
Money Market Funds	8,700,000	—	—	8,700,000
	$8,700,000	$3,851,937	$—	$12,551,937
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$178,046	$—	$—	$178,046
Liabilities
Commodity Contracts	(229,371)	—	—	(229,371)
	$(51,325)	$—	$—	$(51,325)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate